March 22, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Municipal Fund for California Investors, Inc.
    File No. 2-79510


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:  Municipal Fund for California Investors, Inc.
                                 400 Bellevue Parkway
                                 Wilmington, DE  19809

2.  Name of each series or class of funds for which this notice is filed:

     Class A Common Stock, Par Value $.001
     Class B Common Stock, Par Value $.001

3.  Investment Company Act File Number:  811-3574

     Securities Act File Number:  2-79510


4.  Last day of fiscal year for which this notice is filed:  1/31/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               Number:                            Sale Price:
    Class A:   732,842,272                      $   732,842,272
    Class B:       134,870                            1,372,994
     Total     732,977,142                      $   734,215,266

9.  Number and aggregate sale price of securities sold during the fiscal year:

                Number:                           Sale Price:
     Class A: 1,718,286,118                    $1,718,286,118
     Class B:       260,587                         2,716,097
    Total     1,718,546,705                    $1,721,002,215

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                   Number:                        Sale Price:
        Class A:   986,206,372                 $986,206,372
        Class B:       131,052                    1,365,560
        Total      986,337,424                 $987,571,932

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
                  Number:                        Sale Price:
        Class A:       762,526               $      762,526
        Class B:         2,141                       22,457
        Total:         764,667               $      784,983

12.  Calculation of registration fee:

  (I)  Aggregate sale price of securities sold during the fiscal
       year in reliance on rule 24f-2 (from Item 10):          $1,721,002,215


  (ii) Aggregate price of shares issued in connection with
       dividend reinvestment plans (from Item 11, if applicable):  +  784,983


  (iii)Aggregate price of shares redeemed or repurchased during
       the fiscal year (if applicable):                    -    1,700,983,363

  (iv)Aggregate price of shares redeemed or repurchased and
       previously applied as a reduction to filing fees pursuant to
       rule 24e-2 (if applicable)                            +   (734,215,266)

   (v)Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
       (ii), less line (iii), plus line (iv)] (if applicable):  $(713,411,431)

  (vi)Multiplier prescribed by Section 6(b) of the Securities Act
      of 1933 or other applicable law or regulation:         \    2900

  (vii)Fee due [line (i) or line (v) multiplied by line (vi)]: $     0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
Informal and Other Procedures (17 CFR 202.3a).               [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By    Edward J. Roach
      Vice President and Treasurer
Date  March 22, 1996

DRINKER BIDDLE & REATH
PHILADELPHIA NATIONAL BANK BUILDING
1345 Chestnut Street, Suite 1100
Philadelphia, PA  19107

March 15, 1996


Municipal Fund for California Investors, Inc.
Bellevue Park Corporate Center
Suite 100
400 Bellevue Parkway
Wilmington, DE 19809

Re:  Rule 24f-2 Notice for Municipal Fund for California Investors, Inc.
       (Registration No. 2-79510)

Gentlemen:

We have acted as counsel for Municipal Fund for California Investors, Inc., a Maryland corporation (the "Company"), in connection with the registration of its Class A Common Stock, Class A Common Stock - Special Series 1, and Class B Common Stock made definite by the Company's March 22, 1996 Rule 24f-2 Notice accompanying this Opinion (collectively, the "Shares").

In giving the opinion stated below, we have reviewed the Company's Charter, its By-Laws, resolutions adopted by its Board of Directors and shareholders, certificates and such other legal and factual matters as we have deemed appropriate; and we have relied upon a certificate of the Company's transfer agent as to certain matters including whether at any time during the Company's fiscal year ended January 31, 1996 the number of issued and outstanding shares of any class or series of the Company'sCommon Stock exceeded the number of such Shares that the Company was then authorized to issue. We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the Federal Law of the United States of America.

Based on the foregoing, we are of the opinion that the Shares were, when issued for payment as described in the Company's Prospectuses, legally issued, fully paid and non-assessable by the Company.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Rule 24f-2 Notice.




Very truly yours,

/s/
DRINKER BIDDLE & REATH